Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Discontinued Operations
(Dollars in thousands)	Year Ended December 31, 2013
	IBERIABANK	IMC	Lenders	Consolidated
Interest income	$431,418	$5,747	$32	$437,197
Interest expense	45,150	1,803	—	46,953

Net interest income	386,268	3,944	32	390,244
Provision for loan losses	5,123	22	—	5,145
Mortgage income	2	64,195	—	64,197
Title income	—	—	20,526	20,526
Other non-interest income	84,243	(10)	2	84,235
Core deposit intangible amortization	4,499	—	—	4,499
Allocated expenses	(7,453)	5,417	2,036	—
Other non-interest expenses	402,170	49,723	16,693	468,586

Income before income taxes	66,174	$12,967	$1,831	$80,972
Income tax provision (benefit)	10,035	5,093	741	15,869

Net income (loss)	$56,139	$7,874	$1,090	$65,103

Total loans and loans held for sale	$9,472,908	$147,553	$—	$9,620,461
Total assets	13,168,162	173,131	24,257	13,365,550
Total deposits	10,735,030	2,970	(1,000)	10,737,000

Average assets	12,795,123	183,513	25,352	13,003,988

(Dollars in thousands)	Year Ended December 31, 2012
	IBERIABANK	IMC	Lenders	Consolidated
Interest income	$439,245	$5,858	$97	$445,200
Interest expense	61,349	2,101	—	63,450

Net interest income	377,896	3,757	97	381,750
Provision for loan losses	20,550	121	—	20,671
Mortgage income	6	78,047	—	78,053
Title income	—	—	20,987	20,987
Other non-interest income	76,967	(10)	—	76,957
Core deposit intangible amortization	4,900	—	—	4,900
Allocated expenses	(3,282)	2,340	942	—
Other non-interest expenses	361,428	49,084	16,773	427,285

Income before income taxes	71,273	30,249	3,369	104,891
Income tax provision (benefit)	15,192	11,871	1,433	28,496

Net income (loss)	$56,081	$18,378	$1,936	$76,395

Total loans and loans held for sale	$8,485,363	$280,692	$—	$8,766,055
Total assets	12,796,811	308,152	24,715	13,129,678
Total deposits	10,745,528	2,749	—	10,748,277

Average assets	11,879,761	194,832	22,379	12,096,972

(Dollars in thousands)	Year Ended December 31, 2011
	IBERIABANK	IMC	Lenders	Consolidated
Interest income	$416,118	$3,917	$292	$420,327
Interest expense	80,861	808	400	82,069

Net interest income	335,257	3,109	(108)	338,258
Provision for loan losses	25,706	161	—	25,867
Mortgage income	(114)	45,291	—	45,177
Title income	—	—	18,048	18,048
Other non-interest income	68,631	3	—	68,634
Core deposit intangible amortization	4,961	—	—	4,961
Allocated expenses	(2,649)	1,747	902	—
Other non-interest expenses	315,406	36,320	17,044	368,770

Income before income taxes	60,350	10,175	(6)	70,519
Income tax provision (benefit)	12,921	3,993	67	16,981

Net income (loss)	$47,429	$6,182	$(73)	$53,538

Total loans and loans held for sale	$7,377,540	$163,510	$—	$7,541,050
Total assets	11,550,594	181,261	26,073	11,757,928
Total deposits	9,287,929	1,079	5	9,289,013

Average assets	10,756,795	106,773	26,622	10,890,190